Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Noninterest-bearing cash	$ 7,095	$ 292,619
Investments at fair value:
Total investments at fair value	287,882,571	260,298,017
Receivables:
Accrued interest and dividends	64,732	64,518
Trade receivables	11,701	0
Notes receivable from participants	859,316	802,820
Employer contributions	7,658,434	6,536,915
Total receivables	8,594,183	7,404,253
Total assets	296,483,849	267,994,889
Liabilities
Accrued expenses	49,064	233,115
Total liabilities	49,064	233,115
Net assets available for benefits	296,434,785	267,761,774
Money market funds
Investments at fair value:
Total investments at fair value	8,126,683	7,941,657
Mutual funds
Investments at fair value:
Total investments at fair value	237,967,325	211,497,190
1st Source Corporation common stock
Investments at fair value:
Total investments at fair value	$ 41,788,563	$ 40,859,170